Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Revenue						$ 44,444
Cost of revenues
Gross profit						44,444
Operating expenses
Professional fees	4,534,832	132,431	4,775,223	1,690,142	1,887,706	72,556
Product development		6,000		6,000	6,000	2,850
General and administrative	84,297	10,910	253,651	19,312	48,839	18,899
Total operating expenses	4,619,129	149,341	5,028,874	1,715,454	1,942,545	94,305
Loss from operations	(4,619,129)	(149,341)	(5,028,874)	(1,715,454)	(1,942,545)	(49,861)
Other expense
Loss on foreign currency translation			(9)			(1,512)
Interest expense	(1,123)	(813)	(3,326)	(6,058)	(7,074)
Loss on reverse merger						(2,837,392)
Total other expense	(1,123)	(813)	(3,335)	(6,058)	(7,074)	(2,838,904)
Net loss before tax provision	(222,160)	(1,549,381)	(411,957)	(1,571,358)	(1,949,619)	(2,888,765)
Tax Provision
Net loss	$ (4,620,252)	$ (150,154)	$ (5,032,209)	$ (1,721,512)	$ (1,954,297)	$ (2,888,765)
Net loss per common share - basic and diluted	$ (0.05)	$ 0.00	$ (0.05)	$ (0.02)	$ (0.02)	$ (0.03)
Weighted average common shares outstanding	91,379,241	104,987,852	95,017,033	104,668,885	104,743,134	99,971,295